EXPLORATION AND EVALUATION ASSETS	6 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION ASSETS [Abstract]
EXPLORATION AND EVALUATION ASSETS	EXPLORATION AND EVALUATION ASSETS

Titan Project (1)
US$
Six months ended December 31, 2025
Carrying amount at June 30, 2025	6,512,326
Additions	1,002,912
Carrying amount at December 31, 2025	7,515,238

Six months ended December 31, 2024
Carrying amount at June 30, 2024	6,114,061
Additions	416,643
Carrying amount at December 31, 2024	6,530,704
Notes:
(1)As of December 31, 2025, the Titan Project comprised approximately 10,086 acres of surface and associated mineral rights in Tennessee, of which approximately 1,486 acres are owned by IperionX, approximately 674 acres are subject to long-term lease by IperionX, and approximately 7,926 acres are subject to exclusive option agreements with IperionX. These exclusive option agreements, upon exercise, allow IperionX to lease or, in some cases, purchase the surface property and associated mineral rights.
(2)The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.